Commitments And Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

12. COMMITMENTS AND CONTINGENCIES

The Bank had commitments outstanding to originate, refinance, purchase, or participate in loans as of September 30, 2012 and 2011 as follows:

	2012	2011
	(Dollars in thousands)
Originate/refinance fixed-rate	$102,449	$89,059
Originate/refinance adjustable-rate	18,272	24,047
Purchase/participate fixed-rate	81,107	30,650
Purchase/participate adjustable-rate	31,315	26,556
	$233,143	$170,312

As of September 30, 2012 and 2011, the Bank had approved but unadvanced home equity lines of credit of $261.8 million and $264.6 million, respectively.  As of September 30, 2012 and 2011, the Bank had unadvanced commitments on commercial loans of $239 thousand and $957 thousand, respectively.

Commitments to originate mortgage and non-mortgage loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a rate lock fee.  Some of the commitments are expected to expire without being fully drawn upon; therefore the amount of total commitments disclosed above does not necessarily represent future cash requirements.  The Bank evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if considered necessary by the Bank, upon extension of credit is based on management’s credit evaluation of the customer.  As of September 30, 2012 and 2011, there were no significant loan-related commitments that met the definition of derivatives or commitments to sell mortgage loans.

In the normal course of business, the Company and its subsidiary are named defendants in various lawsuits and counter claims.  In the opinion of management, after consultation with legal counsel, none of the currently pending suits are expected to have a material adverse effect on the Company’s consolidated financial statements for the year ended September 30, 2012 or future periods.